Mineral Rights and Properties (Tables)	3 Months Ended
Mar. 31, 2025
Mineral Rights and Properties [Abstract]
Schedule of Mineral Rights and Properties	Mineral rights and properties consist of:

As at	March 31, 2025	March 31, 2024
Producing mineral properties	$332,631	$299,312
Non-producing mineral properties	254,351	19,521
	$586,982	$318,833

Schedule of Producing Properties

Producing properties	Ying Mining District	GC	Total
Carrying values
As at April 1, 2023	$402,012	$120,118	$522,130
Capitalized expenditures	44,633	6,202	50,835
Environmental rehabilitation	89	151	240
Foreign currency translation impact	(20,174)	(5,914)	(26,088)
As at March 31, 2024	$426,560	$120,557	$547,117
Capitalized expenditures	48,210	6,122	54,332
Environmental rehabilitation	3,896	33	3,929
Foreign currency translation impact	(2,014)	(520)	(2,534)
Balance as at March 31, 2025	$476,652	$126,192	$602,844
Accumulated depletion and impairment
As at April 1, 2023	$(150,862)	$(88,048)	$(238,910)
Depletion	(18,379)	(2,405)	(20,784)
Foreign currency translation impact	7,584	4,305	11,889
As at March 31, 2024	$(161,657)	$(86,148)	$(247,805)
Depletion	(21,464)	(2,082)	(23,546)
Foreign currency translation impact	779	359	1,138
	$(182,342)	$(87,871)	$(270,213)
Carrying values
As at March 31, 2024	$264,903	$34,409	$299,312
Balance as at March 31, 2025	$294,310	$38,321	$332,631

Schedule of Non-Producing Properties

Non-producing properties	BYP	Kuanping	El Domo	Condor	Total
Carrying values
As at April 1, 2023	$6,953	$13,253	$—	$—	$20,206
Capitalized expenditures	—	290	—	—	290
Environmental rehabilitation	20	—	—	—	20
Foreign currency translation impact	(337)	(658)	—	—	(995)
As at March 31, 2024	$6,636	$12,885	$—	$—	$19,521
Acquisition	—	—	201,014	24,945	225,959
Capitalized expenditures	—	543	7,166	1,275	8,984
Environmental rehabilitation	(26)	—	—	—	(26)
Foreign currency translation impact	(30)	(57)	—	—	(87)
Balance as at March 31, 2025	$6,580	$13,371	$208,180	$26,220	$254,351